Share-Based Compensation - Summary Of Share Based Compensation Expense (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 23, 2019 CNY (¥)	Aug. 23, 2019 USD ($)	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-Based Compensation
Allocated share based compensation	¥ 63,574	$ 9,743			¥ 19,762	$ 2,865	¥ 68,932	¥ 82,667
Executive officer
Share-Based Compensation
Allocated share based compensation			¥ 10,296	$ 1,594
General and administrative expenses
Share-Based Compensation
Allocated share based compensation					¥ 19,762	$ 2,865	¥ 68,932	80,727
Cost of revenues
Share-Based Compensation
Allocated share based compensation								¥ 1,940